Schedule of Future Minimum Lease Payments (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member]	Sep. 30, 2024 USD ($)
2025	$ 95,487
2026	48,216
Total undiscounted lease payments	143,703
Less: imputed interest	(12,839)
Total lease liabilities	$ 130,864